Shareholder Report, Holdings (Details)	May 31, 2025
M3Sixty Income and Opportunity Fund - Class A Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
M3Sixty Income and Opportunity Fund - Class A Shares | American Airlines Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
M3Sixty Income and Opportunity Fund - Class A Shares | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
M3Sixty Income and Opportunity Fund - Class A Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
M3Sixty Income and Opportunity Fund - Class A Shares | U.S. Treasury Note, 4.75%, 07/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
M3Sixty Income and Opportunity Fund - Class A Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
M3Sixty Income and Opportunity Fund - Class A Shares | VEON Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
M3Sixty Income and Opportunity Fund - Class A Shares | Xometry, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
M3Sixty Income and Opportunity Fund - Class A Shares | Lyft, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
M3Sixty Income and Opportunity Fund - Class A Shares | Up Fintech Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
M3Sixty Income and Opportunity Fund - Class A Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	19.86%
M3Sixty Income and Opportunity Fund - Class A Shares | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
M3Sixty Income and Opportunity Fund - Class A Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	16.27%
M3Sixty Income and Opportunity Fund - Class A Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
M3Sixty Income and Opportunity Fund - Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.96%
M3Sixty Income and Opportunity Fund - Class A Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.49%
M3Sixty Income and Opportunity Fund - Class A Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	9.66%
M3Sixty Income and Opportunity Fund - Class A Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%
M3Sixty Income and Opportunity Fund - Class A Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
M3Sixty Income and Opportunity Fund - Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
M3Sixty Income and Opportunity Fund - Class A Shares | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
M3Sixty Income and Opportunity Fund - Class A Shares | Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | American Airlines Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | U.S. Treasury Note, 4.75%, 07/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | VEON Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Xometry, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Lyft, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Up Fintech Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	19.86%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	16.27%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.96%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.49%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	9.66%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%